Related Party Transactions (Parenthetical) (Detail) - Service Provided - Du Xiaoman	Dec. 31, 2021
Minimum
Related Party Transaction [Line Items]
Long term loans, interest rate	0.00%
Maximum
Related Party Transaction [Line Items]
Long term loans, interest rate	0.50%